SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 98.3%
	Alabama — 1.2%
	Alabama Housing Finance Authority (Collateralized: FNMA), Series 2023-04FN Class PT, 5.23% due 10/1/2041	$1,500,000	$ 1,624,110
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,063,929
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,076,449
	Arizona — 4.3%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,536,665
	Chandler (Intel Corp.) IDA AMT,
[a]	4.10% due 12/1/2037 (put 6/15/2028)	850,000	868,928
[a]	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	1,665,000	1,748,498
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series B, 5.00% due 7/1/2044	1,000,000	1,053,404
[a]	Coconino County Pollution Control Corp. (Nevada Power Co.) AMT, Series A, 4.125% due 9/1/2032 (put 3/31/2026)	1,000,000	1,006,798
[b]	County of Pima (La Posada at Park Centre, Inc. Obligated Group) IDA, Series A, 5.75% due 11/15/2024	415,000	416,870
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	962,872
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,120,716
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,716,584
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	888,820
	California — 6.2%
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	759,247
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	516,184
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, Series A, 6.25% due 2/1/2026	820,000	822,140
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,700,000	3,911,044
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	1,011,037
	California Educational Facilities Authority (University of Redlands), Series A, 5.00% due 10/1/2044	500,000	527,148
[a,b]	California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) AMT, Series A, 3.65% due 1/1/2050 (put 1/31/2024)	860,000	859,057
	California Municipal Finance Authority (Greenfield Commons Eah LP; Collateralized: FNMA), Series A, 5.28% due 9/1/2046	1,400,000	1,549,456
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,002,434
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.25% due 7/1/2043 (put 2/15/2024)	1,000,000	997,107
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,039,576
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	184,610
	Calipatria (Educational Facilities; Insured: BAM) USD GO, Series B, Zero Coupon due 8/1/2025	670,000	624,459
	City of Long Beach Airport System Revenue (Insured: AGM) AMT,
	Series C,
	5.00% due 6/1/2042	750,000	818,167
	5.25% due 6/1/2047	500,000	544,221
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	626,114
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,601,705
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,035,895
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, Zero Coupon due 9/1/2027	905,000	827,038
	Colorado — 3.0%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2036 - 11/15/2039	1,565,000	1,735,872
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.50% due 11/1/2047	1,000,000	1,089,012
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039 - 11/1/2044	3,015,000	3,204,826
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co.), 6.50% due 11/15/2038	260,000	322,632
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,340,235
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	990,272
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049 (pre-refunded 12/1/2024)	595,000	623,725
	Connecticut — 1.5%
	Connecticut Housing Finance Authority, Series B, 4.65% due 11/15/2048	850,000	868,888
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,204,758
	Series E, 5.00% due 9/15/2033	1,350,000	1,505,320
	Delaware — 0.7%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.25% due 11/15/2053	1,000,000	1,031,232
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,055,479
	District of Columbia — 1.3%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,342,408
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2040 - 10/1/2041	2,750,000	2,769,368
	Florida — 5.9%
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,053,391
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	390,000	391,896
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	846,787

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 4.00% due 9/1/2036	$ 500,000	$ 451,965
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	2,000,000	2,067,554
[a]	County of Escambia (International Paper Co.), Series B, 2.00% due 11/1/2033 (put 10/1/2024)	775,000	764,613
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2035	1,840,000	1,858,888
	County of Miami-Dade Seaport Department AMT, Series A, 5.25% due 10/1/2052	500,000	543,986
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	1,004,899
	Lee County (Cypress Cove at Healthpark Florida Obligated Group) IDA, Series B-1, 3.75% due 10/1/2027	1,000,000	956,729
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,101,738
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,000,000	2,020,004
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,062,860
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2047	250,000	257,000
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series C, 7.625% due 5/15/2058	500,000	510,541
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,536,808
	Georgia — 3.9%
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series E, 5.00% due 7/1/2040	100,000	110,824
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 5.00% due 6/1/2053 (put 6/1/2030)	1,000,000	1,059,451
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,509,436
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,062,329
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036	3,700,000	4,023,269
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,257,309
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,214,365
	Guam — 0.3%
	Guam Waterworks Authority (Water & Wastewater System),
	5.00% due 7/1/2028	500,000	500,442
	5.25% due 7/1/2024	500,000	500,531
	Hawaii — 0.7%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2033	2,000,000	2,205,920
	Illinois — 14.1%
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.50% due 4/1/2042	500,000	540,796
	5.75% due 4/1/2048	1,000,000	1,079,557
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,091,479
	Chicago Park District GO, Series A, 5.00% due 1/1/2035	685,000	685,984
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028 - 1/1/2042	2,000,000	2,080,678
	City of Chicago (Midway International Airport) AMT, Series A, 5.00% due 1/1/2026 - 1/1/2034	2,500,000	2,533,497
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,529,697
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,608,308
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,039,002
	5.625% due 1/1/2031	500,000	523,684
	6.00% due 1/1/2038	3,330,000	3,488,421
	Illinois Finance Authority (Advocate Aurora Health Obligated Group), 5.00% due 8/1/2029 (pre-refunded 8/1/2024)	2,195,000	2,221,388
	Illinois Finance Authority (Plymouth Place Obligated Group), Series A, 6.625% due 5/15/2052	1,000,000	1,006,849
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,399,314
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	729,119
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2024 - 10/15/2027	1,225,000	1,168,936
	Illinois State Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,031,125
	Illinois State University (Insured: AGM), Series A, 5.00% due 4/1/2025 - 4/1/2036	1,515,000	1,623,445
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,537,859
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	1,000,000	1,022,534
	5.00% due 1/1/2029	1,000,000	1,085,289
	State of Illinois GO,
	5.00% due 2/1/2039	600,000	601,129
	5.50% due 5/1/2039	375,000	414,840
	5.75% due 5/1/2045	1,600,000	1,747,078
	Series A, 5.50% due 3/1/2042	1,000,000	1,110,549
	Series D, 5.00% due 11/1/2028	3,000,000	3,216,075
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,828,866
	State of Illinois Sales Tax Revenue (Insured: BAM-TCRS), Series B, 4.75% due 6/15/2043	2,005,000	2,081,637

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Indiana — 0.9%
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	$1,300,000	$ 1,321,967
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,525,320
	Iowa — 1.5%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	2,075,000	2,149,532
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	772,633
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	1,650,000	1,690,006
	Kansas — 1.4%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	1,500,000	1,711,674
	Kansas Independent College Finance Authority (Ottawa University), Series B, 7.30% due 5/1/2024	500,000	504,479
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,029,942
	Kentucky — 4.2%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	980,646
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,540,272
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2029	500,000	541,710
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	5,500,000	5,527,698
[a]	5.25% due 4/1/2054 (put 2/1/2032)	4,000,000	4,357,100
	Louisiana — 1.4%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034 (pre-refunded 12/1/2024)	400,000	407,618
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), 5.00% due 5/15/2046	3,000,000	3,063,375
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM), 5.00% due 1/1/2029	700,000	761,067
	Massachusetts — 0.4%
	Massachusetts (Jordan Hospital & Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	571,461
	Massachusetts Housing Finance Agency, Series C1, 5.20% due 12/1/2053	500,000	528,328
	Michigan — 5.6%
	City of Detroit GO,
	5.00% due 4/1/2024	400,000	401,361
	Series A, 5.00% due 4/1/2032	300,000	320,027
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,078,189
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2041	1,845,000	2,034,055
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), Series A, 5.25% due 5/15/2041	140,000	140,208
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	1,002,925
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,617
	Michigan Finance Authority (Trinity Health Corp. Obligated Group),
	Series 2017-MI, 5.00% due 12/1/2027	165,000	177,386
	Series A, 4.00% due 12/1/2040	1,000,000	998,350
	Michigan HDA,
	Series A, 4.90% due 12/1/2048	1,400,000	1,447,835
	Series B, 2.95% due 12/1/2039	3,000,000	2,616,738
	Michigan State Hospital Finance Authority (Ascension Health Credit Group), Series F-4, 5.00% due 11/15/2047	2,250,000	2,385,171
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,661,225
	Wayne State University (Educational Facilities & Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,274,681
	Minnesota — 0.3%
	City of Coon Rapids (Mississippi View Housing Partners LP; Collateralized: FNMA), Series M, 5.60% due 12/1/2039	1,000,000	1,094,628
	Nebraska — 1.1%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,605,538
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,811,370
	Nevada — 1.5%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,000,000	1,034,958
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,025,000	895,422
[a,b]	State of Nevada Department of Business & Industry (Republic Services, Inc.) AMT, Series 2001-REMK, 4.50% due 12/1/2026 (put 6/3/2024)	2,600,000	2,590,232
	New Hampshire — 0.5%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	400,000	408,701
[a]	New Hampshire Business Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A4, 2.15% due 8/1/2038 (put 7/1/2024)	1,250,000	1,238,184
	New Jersey — 4.2%
	Camden County Improvement Authority (KIPP Cooper Norcross Obligated Group), 6.00% due 6/15/2052	1,000,000	1,102,381
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	559,093
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2038	750,000	820,447
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N1, 5.50% due 9/1/2027	1,000,000	1,096,828
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,185,940

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	$3,000,000	$ 3,164,151
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,619,940
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034	700,000	768,283
	South Jersey Transportation Authority, Series A, 5.25% due 11/1/2052	1,500,000	1,635,535
	New Mexico — 1.8%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	738,868
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,383,785
	Series A, 5.00% due 5/15/2049	1,450,000	1,203,500
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,070,000	1,009,687
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series B, 5.00% due 8/1/2049 (put 8/1/2025)	1,250,000	1,284,191
	New York — 2.6%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools), 5.25% due 7/1/2052	1,000,000	1,037,840
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2031	1,500,000	1,520,376
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP; Collateralized: FNMA), 5.00% due 10/1/2040	1,000,000	1,102,909
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,098,147
	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	1,000,000	1,116,563
	Port Authority of New York & New Jersey AMT, Series 186, 5.00% due 10/15/2037	500,000	507,340
	State of New York Mortgage Agency (Insured: SONYMA) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	749,014
	4.125% due 10/1/2032	210,000	204,281
	4.20% due 4/1/2033	845,000	825,879
	North Carolina — 1.2%
	Greater Asheville Regional Airport Authority (Insured: AGM) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,124,415
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,500,000	1,545,105
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,081,658
	Ohio — 1.8%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030	1,420,000	1,488,641
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	1,000,000	938,748
	County of Hamilton (Life Enriching Communities Obligated Group), Series A, 5.50% due 1/1/2043	500,000	509,396
	Northeast Ohio Medical University (Insured: BAM),
	5.00% due 12/1/2043	775,000	819,126
	Series B, 4.00% due 12/1/2038	550,000	546,160
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	200,000	193,305
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,177,163
	Oregon — 1.0%
[a]	County of Gilliam (Guaranty: Waste Management, Inc.) AMT, 3.95% due 7/1/2038 (put 5/1/2024)	1,000,000	1,002,199
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,176,537
	Pennsylvania — 4.7%
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	1,026,440
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2042	1,000,000	1,024,637
	City of Philadelphia IDA, 5.00% due 5/1/2024	1,000,000	1,005,977
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,422,693
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,084,267
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,040,097
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	503,835
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,377,427
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,089,724
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2033 - 7/1/2046	2,800,000	2,624,488
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,370,979
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	106,527
	Rhode Island — 0.1%
	Pawtucket Housing Authority, 5.50% due 9/1/2024	250,000	250,409
	South Carolina — 2.5%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank Of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,464,819
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,436,775
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,000,000	994,129
	Tennessee — 1.0%
	Shelby County Health, Educational & Housing Facility (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,051,936
	Tennessee Energy Acquisition Corp. (Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2024	500,000	504,328
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,593,206

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Texas — 7.7%
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	$2,000,000	$ 2,183,986
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	1,981,377
	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,546,500
	City of Houston Airport System Revenue AMT, Series A, 4.00% due 7/1/2040	1,500,000	1,499,296
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	65,000	64,639
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), Series A, 4.00% due 3/1/2040 - 3/1/2041	2,000,000	2,049,687
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series A, 5.00% due 7/1/2052	1,500,000	1,602,099
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,352,469
[a]	Mission Economic Development Corp. (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 6/1/2048 (put 6/3/2024)	1,000,000	1,000,309
	Newark Higher Education Finance Corp. (Hughen Center, Inc.; Insured: PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	537,085
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2034	750,000	903,572
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,520,311
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,226,940
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	911,941
	Texas State Technical College (Insured: AGM), Series A, 5.75% due 8/1/2047	545,000	629,301
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	3,000,000	3,011,406
	U. S. Virgin Islands — 0.2%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	503,964
	Utah — 0.4%
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039 - 4/15/2049	1,200,000	1,244,259
	Virginia — 1.6%
	Henrico County (Westminster-Canterbury Corp. Obligated Group) EDA, Series A, 5.00% due 10/1/2052	1,000,000	1,026,321
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	1,000,000	1,057,201
	Virginia HDA,
	Series C, 4.70% due 7/1/2043	1,205,000	1,241,108
	Series D, 4.70% due 8/1/2048	1,500,000	1,530,309
	Washington — 2.3%
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A2, 5.00% due 8/1/2044	1,000,000	1,040,879
	Washington Higher Education Facilities Authority (Seattle Pacific University), Series A, 5.00% due 10/1/2038 - 10/1/2040	3,340,000	3,409,915
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group),
	Series A, 5.00% due 7/1/2048	1,000,000	1,010,289
	Series B-1, 4.75% due 7/1/2027	700,000	700,520
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	986,963
	West Virginia — 0.5%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series A, 4.70% due 4/1/2036 (put 6/17/2026)	1,550,000	1,564,806
	Wisconsin — 2.8%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,076,021
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2026 - 1/1/2032	2,270,000	2,270,807
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2039	245,000	239,771
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	2,800,000	2,328,183
	Wisconsin Health & Educational Facilities Authority (HOPE Christian Schools Obligated Group), 4.00% due 12/1/2051	1,700,000	1,237,008
	Wisconsin Housing & EDA Housing Revenue, Series D, 4.85% due 11/1/2048	1,500,000	1,528,410
	Total Long-Term Municipal Bonds — 98.3% (Cost $296,930,506)		305,857,384
	Short-Term Municipal Bonds — 0.7%
	Kentucky — 0.7%
	County of Meade (Nucor Corp.) AMT,
[a]	Series A-1, 5.05% due 8/1/2061 (put 1/2/2024)	600,000	600,000
[a]	Series A-2, 5.00% due 7/1/2060 (put 1/2/2024)	1,750,000	1,750,000
	Total Short-Term Municipal Bonds — 0.7% (Cost $2,350,000)		2,350,000
	Total Investments — 99.0% (Cost $299,280,506)		$308,207,384
	Other Assets Less Liabilities — 1.0%		2,959,943
	Net Assets — 100.0%		$311,167,327

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2023 (Unaudited)

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $12,318,172, representing 3.96% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
ISD	Independent School District
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.